Other Liabilities - Sensitivity Analysis of Defined Benefit Obligation (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Sensitivity analysis of defined benefit obligation
Current portion of long-term payables		$ 40,600
Non current portion of long-term payables		57,500
Contingent Consideration		$ 12,549
Discount rate | Foreign defined benefit plan
Sensitivity analysis of defined benefit obligation
Rate increase (as a percent)		0.50%
Var. (Increase (decrease) in defined benefit obligation) due to increase in assumption (as a percent)	(6.05%)	(5.85%)
Rate decrease (as a percent)		(0.50%)
Var. (Increase (decrease) in defined benefit obligation) due to decrease in assumption (as a percent)	6.61%	6.38%
Payments rate | Foreign defined benefit plan
Sensitivity analysis of defined benefit obligation
Rate increase (as a percent)		20.00%
Var. (Increase (decrease) in defined benefit obligation) due to increase in assumption (as a percent)	(0.57%)	(0.65%)
Rate decrease (as a percent)		(20.00%)
Var. (Increase (decrease) in defined benefit obligation) due to decrease in assumption (as a percent)	0.63%	0.71%
Inflation rate | Foreign defined benefit plan
Sensitivity analysis of defined benefit obligation
Rate increase (as a percent)		0.50%
Var. (Increase (decrease) in defined benefit obligation) due to increase in assumption (as a percent)	3.94%	3.80%
Rate decrease (as a percent)		(0.50%)
Var. (Increase (decrease) in defined benefit obligation) due to decrease in assumption (as a percent)	(3.86%)	(3.72%)
Salary growth rate | Foreign defined benefit plan
Sensitivity analysis of defined benefit obligation
Rate increase (as a percent)		0.50%
Var. (Increase (decrease) in defined benefit obligation) due to increase in assumption (as a percent)	0.00%	0.00%
Rate decrease (as a percent)		(0.50%)
Var. (Increase (decrease) in defined benefit obligation) due to decrease in assumption (as a percent)	0.00%	0.00%
Retirement age | Foreign defined benefit plan
Sensitivity analysis of defined benefit obligation
Increase (in years)		1 year
Var. (Increase (decrease) in defined benefit obligation) due to increase in assumption (as a percent)	0.38%	0.49%
Decrease (in years)		1 year
Var. (Increase (decrease) in defined benefit obligation) due to decrease in assumption (as a percent)	(0.40%)	(0.52%)
Longevity | Foreign defined benefit plan
Sensitivity analysis of defined benefit obligation
Increase (in years)		1 year
Var. (Increase (decrease) in defined benefit obligation) due to increase in assumption (as a percent)	0.00%	0.00%
Decrease (in years)		1 year
Var. (Increase (decrease) in defined benefit obligation) due to decrease in assumption (as a percent)	0.00%	0.00%
Suzhou Changjiang Electric Xinke Investment Co., Ltd. ("Changjiang Xinke")
Sensitivity analysis of defined benefit obligation
Contingent Consideration		$ 12,500